Pensions and other post-employment benefits - Pension amounts recorded in income statement and statement of comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pensions and other post-employment benefits
Current service cost	£ 23	£ 26	£ 30
Past service cost/(credit)	1	(4)	(7)
Gain from settlement		(3)
Net interest cost	3	3	3
Total	27	22	26
Re-measurements recorded in the statement of comprehensive income	123	27	(13)
Pension plan
Pensions and other post-employment benefits
Current service cost	16	18	24
Past service cost/(credit)	1	(4)	(7)
Gain from settlement		(3)
Net interest cost	1	1
Total	18	12	17
Re-measurements recorded in the statement of comprehensive income	91	8	(5)
Post retirement obligations
Pensions and other post-employment benefits
Current service cost	7	8	6
Net interest cost	2	2	3
Total	9	10	9
Re-measurements recorded in the statement of comprehensive income	£ 32	£ 19	£ (8)